DERIVATIVE LIABILITY WARRANTS (Details - Changes in fair value of warrant liabilities) - USD ($)	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Private Placement Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	$ 88,125	$ 194,250
Change in valuation inputs	163,125	(106,125)
Fair value of liabilities, ending	251,250	88,125
Public Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	81,000	165,000
Change in valuation inputs	135,000	(84,000)
Fair value of liabilities, ending	216,000	81,000
Warrant Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	169,125	359,250
Change in valuation inputs	298,125	(190,125)
Fair value of liabilities, ending	$ 467,250	$ 169,125